Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 16	$ 2
FX risk
Derivative financial instruments
Loss relating to discontinued hedges	158	158
Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	202	1,146
Net gains/(losses) from changes in fair value	501	(635)
Transferred to interest income	77	(309)
Balance as at end of year	780	202
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	249	1,147
Net gains/(losses) from changes in fair value	878	(311)
Transferred to interest income	(149)	(587)
Balance as at end of year	978	249
Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(47)	(1)
Net gains/(losses) from changes in fair value	(377)	(324)
Transferred to interest income	226	278
Balance as at end of year	(198)	(47)
Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	28	(155)
Parent Entity
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	16	2
Parent Entity | FX risk
Derivative financial instruments
Loss relating to discontinued hedges	(162)	162
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	(289)	630
Net gains/(losses) from changes in fair value	873	(570)
Transferred to interest income	132	(349)
Balance as at end of year	716	(289)
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	(288)	629
Net gains/(losses) from changes in fair value	1,049	(535)
Transferred to interest income	91	(382)
Balance as at end of year	852	(288)
Parent Entity | Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(1)	1
Net gains/(losses) from changes in fair value	(176)	(35)
Transferred to interest income	41	33
Balance as at end of year	(136)	(1)
Parent Entity | Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ 31	$ (97)